Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Table
The following table sets forth information concerning
pay-versus-performance
for 2022, 2021, and 2020. For all periods, Reed Hastings and Ted Sarandos served as co-Chief
Executive Officers, and the other Named Executive Officers were Spencer Neumann, Chief Financial Officer; Greg Peters, Chief Operating Officer and Chief Product Officer; David Hyman, Chief Legal Officer; and Rachel Whetstone, Chief Communications Officer.
As discussed in the Compensation Discussion and Analysis section above, compensation for a given year is determined at the end of the prior year. The dollar amounts in the total column of the Summary Compensation Table and the
Pay-Versus-Performance
Table reflect the grant date fair values with respect to stock options granted during the respective fiscal year, computed in accordance with generally accepted accounting principles in the U.S. Those amounts may vary significantly year over year due to factors such as stock price volatility, as was the case for the years presented here, particularly for 2022 versus 2021. For example, almost the entire change in Mr. Hastings’ reported compensation between 2022 and 2021 is due to the valuation of the stock options granted. From the Compensation Committee’s standpoint, Mr. Hastings’ stock option allocation remained flat at $34 million for 2021 and 2022, and the amount awarded to him was determined based on a predetermined formula using the stock price on each monthly grant. The accounting value of Mr. Hastings’ stock option allocation increased from 2021 to 2022 due largely to the market-wide increase in trading volatility experienced in 2022 and the resulting impact of that stock price volatility on the grant date fair value.
The Company did not use financial performance measures in setting executive compensation during the periods presented.

Year	Summary Compensation Table Total for Reed Hastings ($)	Summary Compensation Table Total for Ted Sarandos ($)	Compensation Actually Paid to Reed Hastings ($) (1)	Compensation Actually Paid to Ted Sarandos ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Thousands)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2022	51,073,237	50,299,296	51,073,237	50,299,296	16,336,478	16,336,478	91.13	81.50	4,491,924

2021	40,823,725	38,232,164	40,823,725	38,232,164	12,097,270	12,097,270	186.19	134.41	5,116,228

2020	43,226,024	39,318,251	43,226,024	39,318,251	12,392,648	12,392,648	167.11	137.32	2,761,395

(1)
As discussed in our Compensation Discussion and Analysis, the stock options granted in 2022, 2021, and 2020 vested immediately upon grant. As such, there was no difference between the grant date fair value of the stock option awards set forth in the Summary Compensation Table and the fair value of the stock option awards on the vesting date.

(2)	The non-PEO Named Executive Officers for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone.

(3)	Represents the cumulative TSR of the RDG Internet Composite Index for each year.

Named Executive Officers, Footnote [Text Block]	The non-PEO Named Executive Officers for each of 2022, 2021 and 2020 were Messrs. Neumann, Peters and Hyman, and Ms. Whetstone.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the RDG Internet Composite Index for each year.
Non-PEO NEO Average Total Compensation Amount	$ 16,336,478	$ 12,097,270	$ 12,392,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,336,478	12,097,270	12,392,648
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 91.13	186.19	167.11
Peer Group Total Shareholder Return Amount	81.5	134.41	137.32
Net Income (Loss)	4,491,924,000	5,116,228,000	2,761,395,000
Reed Hastings [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	51,073,237	40,823,725	43,226,024
PEO Actually Paid Compensation Amount	$ 51,073,237	40,823,725	43,226,024
PEO Name	Reed Hastings
Ted Sarandos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 50,299,296	38,232,164	39,318,251
PEO Actually Paid Compensation Amount	$ 50,299,296	$ 38,232,164	$ 39,318,251
PEO Name	Ted Sarandos